Early Redelivery Income, Net (Tables)	12 Months Ended
Dec. 31, 2013
Early Redelivery Income Net
Early redelivery Income, Net

			Year Ended
			December 31,
Company		Date	2011	2012	2013
Eniadefhi	(a)	December 15, 2012	$-	$8,475	$-
Marindou	(b)	December 19, 2012	-	3,202	-
Soffive	(c)	April 22, 2013	-	-	2,965
Avstes	(d)	May 3, 2013	-	-	2,304
Kerasies	(e)	May 16, 2013	-	-	1,781
Other minor early redeliveries		Various	207	-	-
Total			$207	$11,677	$7,050